Notes Payable - Additional Information (Detail) $ in Thousands				12 Months Ended
	Jun. 23, 2023 USD ($)	May 04, 2023 USD ($)	Dec. 21, 2020 USD ($) TRANCHE	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Debt instrument, frequency of periodic payment				The Company is required to make monthly interest payments and fixed principal payments every six months beginning on December 15, 2023through June 15, 2026.
Periodic lease payment				$ 7,000
Unpaid obligation				$ 11,103
Old Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 25,000			$ 5,000	$ 15,000
Debt instrument, interest rate, stated percentage			15.00%
Debt instrument, periodic payment, interest		$ 300
Number of repayments of debt tranches | TRANCHE			2
Repayments of debt			$ 12,500
Old Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, increase		20.00%
Old Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, increase		15.00%
New Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount	$ 20,800
Debt instrument, interest rate, stated percentage	17.00%
Debt instrument, maturity date	Jun. 23, 2026
Deferred financing costs	$ 2,400
Debt instrument exit Fee	1,800				$ 1,800
Debt instrument exit fee expensed	2,300
Repayments of debt	$ 16,400
Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, term				36 months
Periodic lease payment				$ 1,300
Debt instrument, interest rate				15.75%
Finance Arrangements [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate				17.81%
Unpaid obligation				$ 1,400
Loans, maturity description				Under these arrangements, the loans mature between June and August 2024